Schedule of Accounts Receivable (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Accounts receivable	$ 300,871	$ 412,359
Less: Allowance for credit loss	(133,718)	(125,035)	$ (107,013)
Accounts receivable, net	$ 167,153	$ 287,324